Submission	Feb. 18, 2026
Submission [Line Items]
Central Index Key	0001263364
Registrant Name	IDAHO COPPER CORPORATION
Registration File Number	333-290746
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A